Financial structure and financial costs - Foreign exchange risk sensitivity (Details) $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024	Dec. 31, 2024 $ / €	Dec. 31, 2024 $ / £	Dec. 31, 2024 $ / ₽	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / £	Dec. 31, 2023 $ / ₽	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / ₽
Sensitivity analysis
Shareholders' equity at historical exchange rate	$ 133,117					$ 130,454				$ 124,560
Currency translation adjustment before net investment hedge	(15,254)					(13,696)				(12,831)
Net investment hedge - open instruments	(5)					(5)				(5)
Shareholders' equity at exchange rate as of the end of the period	117,858					116,753				111,724
Foreign exchange risk
Sensitivity analysis
Exchange rates			0.96	0.8	113.11		0.9	0.79	89.14		0.94	0.83	74.01
Impact on shareholders equity and net income
Reasonably possible increase in risk assumption (as a percent)		10.00%
Reasonably possible decrease in risk assumption (as a percent)		(10.00%)
Euro
Sensitivity analysis
Shareholders' equity at historical exchange rate	20,336					19,198				15,835
Currency translation adjustment before net investment hedge	(8,584)					(7,881)				(7,170)
Net investment hedge - open instruments	(5)					(5)				(5)
Shareholders' equity at exchange rate as of the end of the period	11,747					11,312				8,660
Euro | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	1,175
Impact of an increase in exchange rates on net income (TotalEnergies share)	183
Impact of a decrease in exchange rates on shareholders' equity	(1,175)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(183)
U.S. Dollar
Sensitivity analysis
Shareholders' equity at historical exchange rate	93,078					92,202				88,902
Shareholders' equity at exchange rate as of the end of the period	93,078					92,202				88,902
Pound Sterling
Sensitivity analysis
Shareholders' equity at historical exchange rate	4,439					4,732				6,258
Currency translation adjustment before net investment hedge	(2,372)					(2,285)				(2,463)
Shareholders' equity at exchange rate as of the end of the period	2,067					2,447				3,795
Pound Sterling | Foreign exchange risk
Impact on shareholders equity and net income
Impact of an increase in exchange rates on shareholders' equity	207
Impact of an increase in exchange rates on net income (TotalEnergies share)	54
Impact of a decrease in exchange rates on shareholders' equity	(207)
Impact of a decrease in exchange rates on net income (TotalEnergies share)	(54)
Ruble
Sensitivity analysis
Shareholders' equity at historical exchange rate										45
Currency translation adjustment before net investment hedge										(30)
Shareholders' equity at exchange rate as of the end of the period										15
Other currencies
Sensitivity analysis
Shareholders' equity at historical exchange rate	15,264					14,322				13,520
Currency translation adjustment before net investment hedge	(4,298)					(3,530)				(3,168)
Shareholders' equity at exchange rate as of the end of the period	$ 10,966					$ 10,792				$ 10,352